18. INVESTMENTS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Opening balances	R$ 120	R$ 77
Dividends proposed by investees	285	354
Dividends proposed by investee classified as held for sale	73
Withholding income tax on Interest on equity	(8)	(7)
Amounts received	(283)	(304)
Ending balances	R$ 186	R$ 120